Net interest and trading income (Detail) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net interest and trading income
Net interest income	[1]	SFr 6,528	SFr 6,413	SFr 6,732
Net trading income	[1]	4,972	4,948	5,742
of which: net gains / (losses) from financial assets designated at fair value	[1]	2,574	(191)	(127)
of which: net gains / (losses) from financial liabilities designated at fair value	[1],[2]	(3,920)	(1,362)	3,701
Total net interest and trading income	[1]	11,499	11,361	12,474
Interest income
Interest income from loans and deposits	[3],[4],[5]	8,461	9,570	8,625
Interest income from securities financing transactions	[6]	1,542	1,136	896
Interest income from trading portfolio	[7]	2,565	2,465	3,071
Interest income from financial assets and liabilities designated at fair value		548	361	194
Interest income from financial assets available for sale and held to maturity	[7]	260	253	391
Interest income from derivative instruments designated as cash flow hedges	[4]	818
Total		14,193	13,787	13,177
Interest expense
Interest expense on loans and deposits	[8]	1,375	826	476
Interest expense on securities financing transactions	[9]	1,444	1,233	976
Interest expense on trading portfolio	[10]	1,506	1,614	1,670
Interest expense on financial assets and liabilities designated at fair value		864	841	730
Interest expense on debt issued	[4]	2,478	2,858	2,592
Total		7,665	7,373	6,445
Net interest income	[1]	6,528	6,413	6,732
Net trading income
Investment Bank Corporate Client Solutions		597	188	321
Investment Bank Investor Client Services		2,812	3,332	3,494
Other business divisions and Corporate Center		1,562	1,428	1,928
Net trading income	[1]	4,972	4,948	5,742
Interest income on impaired loans and advances		12	21	16
Wealth Management
Net interest and trading income
Net interest income	[1]	2,344	2,331	2,326
Net trading income	[1]	694	667	708
Interest expense
Net interest income	[1]	2,344	2,331	2,326
Net trading income
Net trading income	[1]	694	667	708
Wealth Management Americas
Net interest and trading income
Net interest income	[1]	1,679	1,467	1,174
Net trading income	[1]	332	372	362
Interest expense
Net interest income	[1]	1,679	1,467	1,174
Net trading income
Net trading income	[1]	332	372	362
Personal & Corporate Banking
Net interest and trading income
Net interest income	[1]	2,086	2,199	2,270
Net trading income	[1]	376	333	343
Interest expense
Net interest income	[1]	2,086	2,199	2,270
Net trading income
Net trading income	[1]	376	333	343
Asset Management
Net interest and trading income
Net interest income	[1]	(14)	(24)	(17)
Net trading income	[1]	(10)	(5)	12
Interest expense
Net interest income	[1]	(14)	(24)	(17)
Net trading income
Net trading income	[1]	(10)	(5)	12
Investment Bank
Net interest and trading income
Total net interest and trading income	[1]	4,282	4,277	5,186
of which: Corporate Client Solutions
Net interest and trading income
Total net interest and trading income	[1]	1,065	822	1,001
of which: Investor Client Services
Net interest and trading income
Total net interest and trading income	[1]	3,217	3,455	4,185
Corporate Center
Net interest and trading income
Total net interest and trading income	[1]	(270)	(256)	110
of which: Services
Net interest and trading income
Total net interest and trading income	[1]	(42)	(89)	(3)
of which: Group ALM
Net interest and trading income
Total net interest and trading income	[1]	(157)	(104)	426
of which: own credit on financial liabilities designated at fair value
Net interest and trading income
Total net interest and trading income	[1]			553
of which: CC - Non-core and Legacy Portfolio
Net interest and trading income
Total net interest and trading income	[1]	(71)	(62)	(313)
UBS AG
Net interest and trading income
Net interest income	[1]	6,480	6,383	6,729
Net trading income	[1]	4,974	4,943	5,696
of which: net gains / (losses) from financial assets designated at fair value	[1]	2,527	(186)	(119)
of which: net gains / (losses) from financial liabilities designated at fair value	[1],[2]	(3,920)	(1,362)	3,701
Total net interest and trading income	[1]	11,454	11,326	12,425
Interest income
Interest income from loans and deposits	[3],[4],[5]	8,475	9,566	8,626
Interest income from securities financing transactions	[6]	1,542	1,136	896
Interest income from trading portfolio	[7]	2,565	2,465	3,071
Interest income from financial assets and liabilities designated at fair value		548	361	194
Interest income from financial assets available for sale and held to maturity	[7]	260	253	391
Interest income from derivative instruments designated as cash flow hedges	[4]	818
Total		14,208	13,782	13,178
Interest expense
Interest expense on loans and deposits	[4],[8]	2,464	1,664	774
Interest expense on securities financing transactions	[9]	1,444	1,233	976
Interest expense on trading portfolio	[10]	1,506	1,614	1,670
Interest expense on financial assets and liabilities designated at fair value		864	841	730
Interest expense on debt issued	[4]	1,451	2,046	2,299
Total		7,728	7,399	6,449
Net interest income	[1]	6,480	6,383	6,729
Net trading income
Investment Bank Corporate Client Solutions		597	188	321
Investment Bank Investor Client Services		2,813	3,330	3,494
Other business divisions and Corporate Center		1,564	1,425	1,882
Net trading income	[1]	4,974	4,943	5,696
Interest income on impaired loans and advances		12	21	16
UBS AG | Wealth Management
Net interest and trading income
Net interest income	[1]	2,344	2,331	2,326
Net trading income	[1]	694	667	708
Interest expense
Net interest income	[1]	2,344	2,331	2,326
Net trading income
Net trading income	[1]	694	667	708
UBS AG | Wealth Management Americas
Net interest and trading income
Net interest income	[1]	1,680	1,467	1,174
Net trading income	[1]	332	372	362
Interest expense
Net interest income	[1]	1,680	1,467	1,174
Net trading income
Net trading income	[1]	332	372	362
UBS AG | Personal & Corporate Banking
Net interest and trading income
Net interest income	[1]	2,086	2,199	2,270
Net trading income	[1]	375	333	343
Interest expense
Net interest income	[1]	2,086	2,199	2,270
Net trading income
Net trading income	[1]	375	333	343
UBS AG | Asset Management
Net interest and trading income
Net interest income	[1]	(14)	(24)	(17)
Net trading income	[1]	(10)	(5)	12
Interest expense
Net interest income	[1]	(14)	(24)	(17)
Net trading income
Net trading income	[1]	(10)	(5)	12
UBS AG | Investment Bank
Net interest and trading income
Total net interest and trading income	[1]	4,283	4,275	5,186
UBS AG | of which: Corporate Client Solutions
Net interest and trading income
Total net interest and trading income	[1]	1,065	822	1,001
UBS AG | of which: Investor Client Services
Net interest and trading income
Total net interest and trading income	[1]	3,218	3,453	4,185
UBS AG | Corporate Center
Net interest and trading income
Total net interest and trading income	[1]	(316)	(289)	61
UBS AG | of which: Services
Net interest and trading income
Total net interest and trading income	[1]	(47)	(92)	(1)
UBS AG | of which: Group ALM
Net interest and trading income
Total net interest and trading income	[1]	(199)	(134)	375
UBS AG | of which: own credit on financial liabilities designated at fair value
Net interest and trading income
Total net interest and trading income	[1]			553
UBS AG | of which: CC - Non-core and Legacy Portfolio
Net interest and trading income
Total net interest and trading income	[1]	SFr (71)	SFr (62)	SFr (313)

[1]	Net interest and trading income presented for business divisions and Corporate Center units includes allocations from Corporate Center – Group ALM.
[2]
Excludes fair value changes of hedges related to financial liabilities designated at fair value and foreign currency translation effects arising from translating foreign currency transactions into the respective functional currency, both of which are reported within Net trading income.

[3]	Consists of interest income from balances with central banks, amounts due from banks and loans, and negative interest on amounts due to banks and customers.
[4]
Effective 1 January 2017, the presentation of interest income and interest expense on derivatives designated as hedging instruments in effective hedge relationships was refined. Refer to Note 1b for more information.

[5]	Includes interest income on impaired loans and advances of CHF 12 million for 2017, CHF 21 million for 2016 and CHF 16 million for 2015.
[6]	Includes interest income on securities borrowed and reverse repurchase agreements and negative interest, including fees, on securities lent and repurchase agreements.
[7]	Includes dividend income.
[8]	Consists of interest expense on amounts due to banks and customers, and negative interest on balances with central banks, amounts due from banks and loans.
[9]	Includes interest expense on securities lent and repurchase agreements and negative interest, including fees, on securities borrowed and reverse repurchase agreements.
[10]	Includes expense related to dividend payment obligations on trading liabilities.